N-2	Jun. 08, 2023
Cover [Abstract]
Entity Central Index Key	0001370450
Amendment Flag	false
Securities Act File Number	001-33076
Document Type	8-K
Entity Registrant Name	WILLDAN GROUP, INC.
Entity Address, Address Line One	2401 East Katella Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Anaheim
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92806
City Area Code	800
Local Phone Number	424-9144
Entity Emerging Growth Company	false